UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2015

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc., is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

Sit Small Cap Dividend Growth Fund (Series I)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 61.9%
Commercial Services - 1.3%
1,100	Equifax, Inc.	106,898
700	Nielsen Holdings, PLC	31,129
2,400	Robert Half International, Inc.	122,784

		260,811

Communications - 1.9%
1,150	SBA Communications Corp. *	120,451
5,900	Verizon Communications, Inc.	256,709

		377,160

Consumer Durables - 1.0%
1,000	Polaris Industries, Inc.	119,870
550	Whirlpool Corp.	80,993

		200,863

Consumer Non-Durables - 4.2%
700	Estee Lauder Cos., Inc.	56,476
1,825	NIKE, Inc.	224,420
2,925	PepsiCo, Inc.	275,828
1,150	Philip Morris International, Inc.	91,230
2,500	Procter & Gamble Co.	179,850

		827,804

Consumer Services - 5.3%
100	Chipotle Mexican Grill, Inc. *	72,025
3,000	H&R Block, Inc.	108,600
4,900	Starbucks Corp.	278,516
1,700	Time Warner, Inc.	116,875
5,000	Visa, Inc.	348,300
1,250	Walt Disney Co.	127,750

		1,052,066

Electronic Technology - 5.4%
3,575	Apple, Inc.	394,322
8,550	Applied Materials, Inc.	125,600
1,775	Avago Technologies, Ltd.	221,893
4,000	Ciena Corp. *	82,880
5,750	Intel Corp.	173,305
1,025	Skyworks Solutions, Inc.	86,315

		1,084,315

Energy Minerals - 2.3%
2,250	Continental Resources, Inc. *	65,182
850	EOG Resources, Inc.	61,880
1,450	Gulfport Energy Corp. *	43,036
3,500	Marathon Petroleum Corp.	162,155
2,000	Occidental Petroleum Corp.	132,300

		464,553

Finance - 5.8%
600	ACE, Ltd.	62,040
1,850	Ameriprise Financial, Inc.	201,890

Quantity	Name of Issuer	Fair Value ($)

1,675	Discover Financial Services	87,083
925	Goldman Sachs Group, Inc.	160,728
4,275	JPMorgan Chase & Co.	260,647
1,600	Marsh & McLennan Cos., Inc.	83,552
750	Prudential Financial, Inc.	57,158
2,350	US Bancorp	96,374
2,750	Wells Fargo & Co.	141,212

		1,150,684

Health Services - 2.7%
1,305	Express Scripts Holding Co. *	105,653
550	Humana, Inc.	98,450
775	McKesson Corp.	143,398
1,675	UnitedHealth Group, Inc.	194,317

		541,818

Health Technology - 9.4%
2,550	AbbVie, Inc.	138,746
425	Alexion Pharmaceuticals, Inc. *	66,466
750	Allergan, PLC *	203,858
245	Biogen, Inc. *	71,493
1,750	Celgene Corp. *	189,298
2,500	Gilead Sciences, Inc.	245,475
750	Incyte Corp. *	82,748
1,650	Johnson & Johnson	154,028
5,299	Medtronic, PLC	354,715
1,050	Mylan NV *	42,273
4,050	Pfizer, Inc.	127,210
1,000	Thermo Fisher Scientific, Inc.	122,280
850	Zimmer Holdings, Inc.	79,840

		1,878,430

Industrial Services - 0.4%
1,200	Schlumberger, Ltd.	82,764

Process Industries - 1.4%
2,450	Ecolab, Inc.	268,814

Producer Manufacturing - 4.2%
1,125	3M Co.	159,491
475	Caterpillar, Inc.	31,046
335	Danaher Corp.	28,557
1,250	Delphi Automotive, PLC	95,050
725	General Dynamics Corp.	100,014
2,000	Honeywell International, Inc.	189,380
950	Illinois Tool Works, Inc.	78,194
1,500	Raytheon Co.	163,890

		845,622

Retail Trade - 5.3%
2,800	CVS Health Corp.	270,144
1,200	Dick’s Sporting Goods, Inc.	59,532
2,600	Home Depot, Inc.	300,274
900	Macy’s, Inc.	46,188
1,200	Target Corp.	94,392

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Balanced Fund (Continued)

Quantity /Principal Amount ($)	Name of Issuer	Fair Value ($)

2,900	TJX Cos., Inc.	207,118
1,375	Wal-Mart Stores, Inc.	89,155

		1,066,803

Technology Services - 8.8%
1,550	Accenture, PLC	152,303
3,000	Adobe Systems, Inc. *	246,660
1,250	ANSYS, Inc. *	110,175
2,500	Cognizant Technology Solutions Corp. *	156,525
1,975	Facebook, Inc. *	177,552
325	Google, Inc. - Class A *	207,470
255	Google, Inc. - Class C *	155,147
5,975	Microsoft Corp.	264,454
2,750	Oracle Corp.	99,330
155	priceline.com, Inc. *	191,713

		1,761,329

Transportation - 2.5%
3,000	Delta Air Lines, Inc.	134,610
650	FedEx Corp.	93,587
1,050	Ryder System, Inc.	77,742
1,050	Union Pacific Corp.	92,830
1,050	United Parcel Service, Inc.	103,624

		502,393

Total Common Stocks (cost: $9,847,416)		12,366,229

Bonds - 29.8%

Asset-Backed Securities - 2.0%
4,502	Bayview Financial Acquisition Trust, 2006-D 1A2, 5.66%, 12/28/36 [14]	4,487
33,979	Centex Home Equity, 2004-D AF4, 4.68%, 6/25/32 [14]	34,527
14,936	Citifinancial Mortgage Securities, Inc., 2004-1 AF3, 3.77%, 4/25/34 [14]	15,134
27,188	Conseco Finance, 2001-D M1, 1.56%, 11/15/32 [1]	26,437
74,989	Credit Suisse First Boston Mortgage Corp., 2005-AGE1 M3, 0.84%, 2/25/32 [1]	72,437
23,247	Green Tree Financial Corp., 1997-7 A6, 6.76%, 7/15/28	23,788
41,710	HouseHold Home Equity Loan Trust, 2007-2 A4, 0.52%, 7/20/36 [1]	41,435
9,450	Irwin Home Equity Corp., 2005-1 M1, 5.42%, 6/25/35 [14]	9,546
23,690	New Century Home Equity Loan Trust, 2005-A A4W, 5.04%, 8/25/35 [14]	24,802
17,826	RAAC Series, 2005-SP2 1M1, 0.71%, 5/25/44 [1]	17,714
22,335	Residential Asset Mortgage Products, Inc., 2005-RZ3 A3, 0.59%, 9/25/35 [1]	22,213

Principal Amount ($)	Name of Issuer	Fair Value ($)

7,170	Residential Funding Mortgage Securities II, Inc., 2003-HI2 A6, 5.26%, 7/25/28 [14]	7,241
96,220	Vanderbilt Acquisition Loan Trust Series, 2002-1 B2, 8.47%, 5/7/32 [1]	108,324

		408,085

Collateralized Mortgage Obligations - 5.9%
	Fannie Mae:
58,504	2004-T1 1A1, 6.00%, 1/25/44	67,551
18,084	2009-30 AG, 6.50%, 5/25/39	19,828
8,274	2013-28 WD, 6.50%, 5/25/42	9,509
32,187	2004-W9 2A1, 6.50%, 2/25/44	36,412
7,263	2010-108 AP, 7.00%, 9/25/40	8,317
15,029	2004-T3, 1A3, 7.00%, 2/25/44	17,369
	Freddie Mac:
72,994	K014 1A, 2.79%, 10/25/20	75,874
51,747	4293 BA, 5.32%, 10/15/47 [1]	56,352
52,579	2122 ZE, 6.00%, 2/15/29	57,874
62,639	2980 QA, 6.00%, 5/15/35	72,718
36,080	2283 K, 6.50%, 12/15/23	40,117
37,753	T-59 1A1, 6.50%, 10/25/43	44,138
15,799	3946 KW, 7.00%, 11/15/29	17,047
55,483	3704 CT, 7.00%, 12/15/36	65,699
34,738	2238 PZ, 7.50%, 6/15/30	40,333
	Government National Mortgage Association:
91,679	2006-51 B, 5.30%, 4/16/37 [1]	94,062
80,947	2015-80 BA, 6.98%, 6/20/45 [1]	94,956
78,469	2014-69 W, 7.27%, 11/20/34 [1]	93,403
47,287	2005-74 HA, 7.50%, 9/16/35	53,448
108,912	RFMSI Series Trust, 2003-S12 M1, 5.98%, 12/25/32 [1]	115,330
	Sequoia Mortgage Trust:
38,641	2013-3 A2, 2.50%, 3/25/43 [1]	36,788
24,058	2012-4 A2, 3.00%, 9/25/42 [1]	23,750
34,898	Vendee Mortgage Trust, 2008-1 B, 7.69%, 3/15/25 [1]	40,558

		1,181,433

Corporate Bonds - 11.5%
34,912	Aircraft Certificate Owner Trust 2003, 7.00%, 9/20/22 [4]	37,006
52,095	America West Airlines 2000-1 Trust, 8.06%, 7/2/20	59,389
100,000	Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	109,417
25,000	Block Financial, LLC, 4.13%, 10/1/20	25,000
70,000	Boeing Co., 8.75%, 9/15/31	106,796
22,987	Burlington Northern and Santa Fe Railway Co. 2001-1 Trust, 6.73%, 7/15/22	25,810
50,000	Caterpillar Financial Services Corp., 7.15%, 2/15/19	58,372
25,000	Citigroup, Inc. (Subordinated), 4.45%, 9/29/27	24,865
50,000	CNA Financial Corp., 7.35%, 11/15/19	59,208
25,000	Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	25,185

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)

25,000	Comcast Cable Communications, LLC, 8.50%, 5/1/27	34,223
25,000	ConocoPhillips, 5.90%, 10/15/32	28,216
37,139	Continental Airlines 2000-1 Class A-1 Trust, 8.05%, 11/1/20	41,875
43,584	Delta Air Lines 2007-1 Class A Trust, 6.82%, 8/10/22	50,557
63,046	Doric Nimrod Air Alpha 2012-1 Class A Trust, 5.13%, 11/30/22 [4]	65,702
60,768	Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23 [4]	63,199
50,000	DTE Gas, Co., 5.00%, 10/1/19	56,029
25,000	FNB Corp., 4.88%, 10/2/25	25,000
50,000	Google, Inc., 3.63%, 5/19/21	53,668
50,000	Hiland Partners LP / Hiland Partners Finance Corp., 5.50%, 5/15/22 [4]	48,875
150,000	INVISTA Finance, LLC, 4.25%, 10/15/19 [4]	144,750
100,000	JB Hunt Transport Services, Inc., 2.40%, 3/15/19	100,813
50,000	Johnson & Johnson, 5.85%, 7/15/38	64,192
25,000	JPMorgan Chase & Co., 4.25%, 10/1/27	24,898
25,000	Liberty Mutual Insurance Co., 7.88%, 10/15/26 [4]	30,650
50,000	Magna International, Inc., 3.63%, 6/15/24	48,553
105,000	Manufacturers & Traders Trust Co. (Subordinated), 5.63%, 12/1/21 [1]	105,525
50,000	McCormick & Co., Inc., 3.90%, 7/15/21	53,543
40,000	Northern States Power Co., 7.13%, 7/1/25	52,166
25,000	Northern Trust Co. (Subordinated), 6.50%, 8/15/18	28,317
71,908	Northwest Airlines 2007-1 A Trust, 7.03%, 11/1/19	80,177
53,620	Procter & Gamble ESOP, 9.36%, 1/1/21	64,576
50,000	Progressive Corp. (Subordinated), 6.70%, 6/15/37 [1]	50,500
50,000	Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	61,813
50,000	State Street Corp., 7.35%, 6/15/26	66,372
50,000	Tosco Corp., 8.13%, 2/15/30	69,530
40,695	US Airways 2001-1C Trust (Subordinated), 7.35%, 3/20/22	44,713
2,000	Verizon Communications, 5.90%, 2/15/54	52,000
39,282	Virgin Australia 2013-1A Trust, 5.00%, 10/23/23 [4]	40,853
50,000	Wells Fargo & Co., 4.60%, 4/1/21	54,870
50,000	XTO Energy, Inc., 6.75%, 8/1/37	70,058

		2,307,261

Federal Home Loan Mortgage Corporation - 1.4%
12,590	6.00%,	10/1/21	13,412
67,028	6.50%,	2/1/22	73,311
68,256	7.00%,	4/1/31	79,248

Principal Amount ($)	Name of Issuer	Fair Value ($)

31,417	7.00%,	7/1/32	34,668
6,691	7.00%,	5/1/34	7,806
28,462	7.00%,	11/1/37	32,662
7,723	7.00%,	1/1/39	8,991
15,935	7.50%,	11/1/36	19,161
5,663	8.38%,	5/17/20	5,981

			275,240

Federal National Mortgage Association - 2.1%
72,691	6.17%,	11/1/43	82,388
17,820	6.50%,	5/1/36	20,415
75,585	6.50%,	3/1/40	87,368
32,078	7.00%,	1/1/32	37,391
12,988	7.00%,	12/1/32	15,554
26,466	7.00%,	3/1/33	31,662
19,296	7.00%,	12/1/36	24,054
5,791	7.00%,	11/1/38	6,640
14,343	7.50%,	4/1/33	17,527
14,166	7.50%,	11/1/33	16,966
20,680	7.50%,	1/1/34	24,881
7,011	7.50%,	4/1/38	8,709
31,193	8.00%,	2/1/31	39,909
7,314	8.45%,	7/15/26	8,453

			421,917

Government National Mortgage Association - 1.4%
86,817	6.00%,	4/15/29	100,349
22,715	7.00%,	12/15/24	25,264
33,425	7.00%,	9/20/38	40,658
31,194	8.00%,	7/15/24	35,178
67,400	8.38%,	3/15/31	70,213

			271,662

Taxable Municipal Securities - 3.1%
85,000	County of St. Clair IL, 5.40%, 12/30/28	90,882
75,000	Denver Health & Hospital Authority, 2.95%, 12/1/18	75,874
50,000	Kansas Development Finance Authority, 4.73%, 4/15/37	48,349
50,000	Louisiana Housing Corp., 3.05%, 12/1/38	50,411
50,000	Macomb Interceptor Drain Drainage District, 5.50%, 5/1/30	51,320
95,600	Mississippi Home Corp., 3.05%, 12/1/34	96,343
89,000	Multistate Liquidating Trust No. 1, 3.11%, 12/15/28 [4,17]	88,941
40,000	New Hampshire Housing Finance Authority, 4.00%, 7/1/35	42,147
70,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin., 8.75%, 8/15/27	77,372

		621,639

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Balanced Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)

U.S. Government / Federal Agency Securities - 2.1%
100,000	U.S. Treasury Note, 0.06%, 1/31/16 [1]	99,999
775,000	U.S. Treasury Strips, 3.22%, 5/15/44 [6]	326,000

		425,999

Foreign Government Bonds - 0.3%
50,000	Province of Alberta Canada, 1.75%, 8/26/20 [4]	50,325

Total Bonds (cost: $5,895,531)		5,963,561

Investment Companies - 3.3%
18,298	AllianceBernstein Income Fund, Inc.	143,822
5,700	BlackRock Enhanced Government Fund	78,546
15,800	BlackRock Income Trust	99,698
8,400	Duff & Phelps Utility and Corporate Bond Trust	79,632
5,300	Federated Enhanced Treasury Income Fund	71,656
26,500	MFS Intermediate Income Trust	120,575
15,652	Putnam Premier Income Trust	76,538

Total Investment Companies (cost: $691,828)		670,467

Total Investments in Securities - 95.0% (cost: $16,434,775)		19,000,257
Other Assets and Liabilities, net - 5.0%		990,033

Total Net Assets - 100.0%		$19,990,290

*	Non-income producing security.

[1]	Variable rate security. Rate disclosed is as of September 30, 2015.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2015 was $632,114 and represented 3.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2015.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	12,366,229	—	—	12,366,229
Asset-Backed Securities	—	408,085	—	408,085
Collateralized Mortgage Obligations	—	1,181,433	—	1,181,433
Corporate Bonds	—	2,307,261	—	2,307,261
Federal Home Loan Mortgage Corporation	—	275,240	—	275,240
Federal National Mortgage Association	—	421,917	—	421,917
Government National Mortgage Association	—	271,662	—	271,662
Taxable Municipal Securities	—	621,639	—	621,639
U.S. Government / Federal Agency Securities	—	425,999	—	425,999
Foreign Government Bonds	—	50,325	—	50,325
Investment Companies	670,467	—	—	670,467

Total:	13,036,696	5,963,561	—	19,000,257

For the reporting period, there were no transfers between levels 1, 2 and 3.

**    For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.5%
Commercial Services - 1.3%
58,275	Moody’s Corp.	5,722,605
173,200	Nielsen Holdings, PLC	7,702,204

		13,424,809

Communications - 3.7%
306,750	BCE, Inc.	12,564,480
609,975	Verizon Communications, Inc.	26,540,012

		39,104,492

Consumer Durables - 2.7%
79,625	Genuine Parts Co.	6,600,116
73,775	Snap-On, Inc.	11,135,598
75,300	Whirlpool Corp.	11,088,678

		28,824,392

Consumer Non-Durables - 6.7%
140,650	JM Smucker Co./The	16,046,758
159,025	Kimberly-Clark Corp.	17,340,086
220,525	PepsiCo, Inc.	20,795,508
229,325	Procter & Gamble Co.	16,497,640

		70,679,992

Consumer Services - 4.3%
286,950	H&R Block, Inc.	10,387,590
177,200	Starbucks Corp.	10,072,048
240,750	Time Warner, Inc.	16,551,562
124,850	Visa, Inc.	8,697,051

		45,708,251

Electronic Technology - 7.9%
199,350	Apple, Inc.	21,988,305
959,100	Applied Materials, Inc.	14,089,179
133,975	Avago Technologies, Ltd.	16,748,215
614,050	Intel Corp.	18,507,467
84,600	Skyworks Solutions, Inc.	7,124,166
112,525	Xilinx, Inc.	4,771,060

		83,228,392

Energy Minerals - 2.5%
150,650	Marathon Petroleum Corp.	6,979,614
147,725	Occidental Petroleum Corp.	9,772,009
367,725	Suncor Energy, Inc.	9,825,612

		26,577,235

Quantity	Name of Issuer	Fair Value ($)

Finance - 14.7%
72,000	ACE, Ltd.	7,444,800
122,125	Ameriprise Financial, Inc.	13,327,501
54,200	Avalonbay Communities, Inc.	9,475,244
433,650	Brixmor Property Group, Inc.	10,182,102
160,800	Discover Financial Services	8,359,992
50,025	Goldman Sachs Group, Inc.	8,692,344
264,650	Hartford Financial Services Group, Inc.	12,115,677
319,750	Invesco, Ltd.	9,985,792
410,075	JPMorgan Chase & Co.	25,002,273
167,663	Macquarie Infrastructure Corp.	12,517,720
278,500	PacWest Bancorp	11,922,585
115,750	Prudential Financial, Inc.	8,821,308
115,075	Validus Holdings, Ltd.	5,186,430
230,400	Wells Fargo & Co.	11,831,040

		154,864,808

Health Services - 3.2%
221,175	Cardinal Health, Inc.	16,990,664
141,225	UnitedHealth Group, Inc.	16,383,512

		33,374,176

Health Technology - 16.5%
260,425	Abbott Laboratories	10,474,294
308,300	AbbVie, Inc.	16,774,603
129,825	Becton Dickinson and Co.	17,222,584
153,650	Gilead Sciences, Inc.	15,086,894
191,200	Johnson & Johnson	17,848,520
523,250	Medtronic, PLC	35,026,355
249,950	Merck & Co., Inc.	12,345,030
696,850	Pfizer, Inc.	21,888,058
119,100	St. Jude Medical, Inc.	7,514,019
189,925	Teva Pharmaceutical Industries, Ltd., ADR	10,723,166
99,900	Zimmer Holdings, Inc.	9,383,607

		174,287,130

Process Industries - 4.0%
107,350	Agrium, Inc.	9,607,825
128,650	Archer-Daniels-Midland Co.	5,332,542
311,200	International Paper Co.	11,760,248
87,750	LyondellBasell Industries NV	7,314,840
132,550	Scotts Miracle-Gro Co.	8,061,691

		42,077,146

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 7.8%
73,175	3M Co.	10,374,020
69,750	Delphi Automotive, PLC	5,303,790
70,600	General Dynamics Corp.	9,739,270
271,550	General Electric Co.	6,848,491
181,700	Honeywell International, Inc.	17,205,173
80,300	Illinois Tool Works, Inc.	6,609,493
59,075	Lockheed Martin Corp.	12,246,838
129,425	Raytheon Co.	14,140,976

		82,468,051

Retail Trade - 9.6%
179,350	CVS Health Corp.	17,303,688
267,300	DSW, Inc.	6,765,363
225,600	Home Depot, Inc.	26,054,544
207,925	Macy’s, Inc.	10,670,711
220,175	Target Corp.	17,318,966
156,025	TJX Cos., Inc.	11,143,306
188,350	Wal-Mart Stores, Inc.	12,212,614

		101,469,192

Technology Services - 4.1%
84,475	Accenture, PLC	8,300,514
99,100	Automatic Data Processing, Inc.	7,963,676
594,550	Microsoft Corp.	26,314,783

		42,578,973

Transportation - 3.7%
223,625	Delta Air Lines, Inc.	10,034,054
147,675	Ryder System, Inc.	10,933,857
74,275	Union Pacific Corp.	6,566,653
115,125	United Parcel Service, Inc.	11,361,686

		38,896,250

Quantity	Name of Issuer	Fair Value ($)

Utilities - 5.8%
653,025	CenterPoint Energy, Inc.	11,780,571
176,625	Kinder Morgan, Inc.	4,888,980
193,525	Laclede Group, Inc.	10,552,918
178,975	NextEra Energy, Inc.	17,459,011
302,925	WEC Energy Group, Inc.	15,818,744

		60,500,224

Total Common Stocks (cost: $981,943,207)		1,038,063,513

Investment Companies - 1.0%
113,500	Kayne Anderson MLP Investment Co.	2,630,930
291,175	Tortoise Energy Infrastructure Corp.	7,893,754

Total Investment Companies (cost: $14,682,321)		10,524,684

Total Investments in Securities - 99.5% (cost: $996,625,528)		1,048,588,197
Other Assets and Liabilities, net - 0.5%		5,639,964

Total Net Assets - 100.0%		$1,054,228,161

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

LLC — Limited Liability Company

MLP — Master Limited Partnership

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	1,038,063,513	—	—	1,038,063,513
Investment Companies	10,524,684	—	—	10,524,684

Total:	1,048,588,197	—	—	1,048,588,197

**    For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.5%
Africa/Middle East - 1.1%
Israel - 1.1%
4,700	Teva Pharmaceutical Industries, Ltd., ADR	265,362
Asia - 5.4%
China/Hong Kong - 1.1%
6,950	HSBC Holdings, PLC, ADR	263,266
Japan - 2.6%
13,400	Seven & I Holdings Co., Ltd.	611,484
Singapore - 1.7%
3,200	Avago Technologies, Ltd.	400,032
Europe - 32.8%
Belgium - 1.7%
3,900	Anheuser-Busch InBev NV, ADR	414,648
France - 4.3%
3,915	BNP Paribas SA	230,493
18,200	Engie	294,486
2,750	Schlumberger, Ltd.	189,668
2,100	Schneider Electric SE	117,599
675	Unibail-Rodamco SE	174,950

		1,007,196
Germany - 1.0%
2,600	Siemens AG	232,277
Ireland - 4.4%
2,575	Accenture, PLC	253,020
11,824	Medtronic, PLC	791,499

		1,044,519
Italy - 0.5%
5,350	Azimut Holding SpA	114,809
Netherlands - 3.8%
18,650	ING Groep NV, ADR	263,524
3,425	LyondellBasell Industries NV	285,508
22,100	RELX NV	361,049

		910,081

Spain - 1.3%
45,200	Iberdrola SA	301,179
Switzerland - 9.2%
2,500	ACE, Ltd.	258,500
3,050	Adecco SA	223,369
8,035	Nestle SA	604,278
2,870	Roche Holding AG	761,903
1,325	Zurich Insurance Group AG	325,297

		2,173,347
United Kingdom - 6.6%
115,900	Barclays, PLC	428,920
3,850	Delphi Automotive, PLC	292,754

Quantity	Name of Issuer	Fair Value ($)

4,550	Diageo, PLC, ADR	490,444
59,675	DS Smith, PLC	356,488

		1,568,606
North America - 57.2%
Bermuda - 0.6%
4,900	Invesco, Ltd.	153,027
Canada - 5.1%
3,600	Agrium, Inc.	322,200
15,875	BCE, Inc.	650,240
8,900	Suncor Energy, Inc.	237,808

		1,210,248
United States - 51.5%
1,725	3M Co.	244,553
6,300	AbbVie, Inc.	342,783
1,425	Ameriprise Financial, Inc.	155,510
4,700	Apple, Inc.	518,410
9,400	Applied Materials, Inc.	138,086
5,300	Arthur J Gallagher & Co.	218,784
2,150	Automatic Data Processing, Inc.	172,774
5,750	Cardinal Health, Inc.	441,715
19,000	CenterPoint Energy, Inc.	342,760
3,475	CVS Health Corp.	335,268
1,775	General Dynamics Corp.	244,861
2,800	Gilead Sciences, Inc.	274,932
1,650	Goldman Sachs Group, Inc.	286,704
3,925	Home Depot, Inc.	453,298
4,300	Honeywell International, Inc.	407,167
10,200	Intel Corp.	307,428
3,900	International Paper Co.	147,381
3,800	Johnson & Johnson	354,730
6,650	JPMorgan Chase & Co.	405,450
3,400	Kimberly-Clark Corp.	370,736
2,175	Lockheed Martin Corp.	450,899
3,900	Macquarie Infrastructure Corp.	291,174
5,050	Macy’s, Inc.	259,166
3,800	Marathon Petroleum Corp.	176,054
10,950	Microsoft Corp.	484,647
4,375	Occidental Petroleum Corp.	289,406
4,500	PepsiCo, Inc.	424,350
14,875	Pfizer, Inc.	467,224
4,525	Prudential Financial, Inc.	344,850
1,125	Snap-On, Inc.	169,808
5,700	Starbucks Corp.	323,988
4,325	Time Warner, Inc.	297,345
3,350	TJX Cos., Inc.	239,257
4,200	Union Pacific Corp.	371,322
3,000	United Parcel Service, Inc.	296,070
12,300	Verizon Communications, Inc.	535,173

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

5,300	Wal-Mart Stores, Inc.	343,652
5,000	WEC Energy Group, Inc.	261,100

		12,188,815
Total Common Stocks (cost: $22,978,376)		22,858,896
Investment Companies - 0.8%
7,775	Kayne Anderson MLP Investment Co.	180,224
(cost: $254,808)

Total Investments in Securities - 97.3% (cost: $23,233,184)		23,039,120
Other Assets and Liabilities, net - 2.7%		640,338

Total Net Assets - 100.0%		$23,679,458

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt

MLP — Master Limited Partnership

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.5%
Health Technology	13.8
Consumer Non-Durables	9.7
Retail Trade	9.5
Producer Manufacturing	8.4
Electronic Technology	5.8
Utilities	5.1
Communications	5.0
Process Industries	4.7
Consumer Services	4.1
Technology Services	3.8
Energy Minerals	3.0
Transportation	2.8
Health Services	1.9
Commercial Services	0.9
Industrial Services	0.8
Consumer Durables	0.7
Investment Companies	0.8

97.3
Other Assets and Liabilities, net	2.7

100.0%

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks
Belgium	414,648	—	—	414,648
Bermuda	153,027	—	—	153,027
Canada	1,210,248	—	—	1,210,248
China/Hong Kong	263,266	—	—	263,266
France	189,668	817,528	—	1,007,196
Germany	—	232,277	—	232,277
Ireland	1,044,519	—	—	1,044,519
Israel	265,362	—	—	265,362
Italy	—	114,809	—	114,809
Japan	—	611,484	—	611,484
Netherlands	549,032	361,049	—	910,081
Singapore	400,032	—	—	400,032
Spain	—	301,179	—	301,179
Switzerland	258,500	1,914,847	—	2,173,347
United Kingdom	783,198	785,408	—	1,568,606
United States	12,188,815	—	—	12,188,815
Investment Companies	180,224	—	—	180,224

Total:	17,900,539	5,138,581	—	23,039,120

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Small Cap Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 94.6%
Commercial Services - 5.7%
3,975	Booz Allen Hamilton Holding Corp.	104,185
1,850	Deluxe Corp.	103,119
800	Dun & Bradstreet Corp.	84,000
6,525	RR Donnelley & Sons Co.	95,004

		386,308

Consumer Durables - 6.8%
900	Carlisle Cos, Inc.	78,642
2,300	Ethan Allen Interiors, Inc.	60,743
435	Snap-On, Inc.	65,659
1,575	Thor Industries, Inc.	81,585
1,300	Toro Co.	91,702
1,650	Tupperware Brands Corp.	81,658

		459,989

Consumer Non-Durables - 4.1%
725	Carter’s, Inc.	65,714
1,700	Fresh Del Monte Produce, Inc.	67,167
1,600	Pinnacle Foods, Inc.	67,008
1,275	Sensient Technologies Corp.	78,158

		278,047

Consumer Services - 8.4%
1,900	Brinker International, Inc.	100,073
1,575	Capella Education Co.	77,994
2,375	Cinemark Holdings, Inc.	77,164
1,650	Dunkin’ Brands Group, Inc.	80,850
1,300	Lions Gate Entertainment Corp.	47,840
2,250	Service Corp. International/US	60,975
4,350	Time, Inc.	82,868
325	Vail Resorts, Inc.	34,021

		561,785

Electronic Technology - 3.9%
2,850	MKS Instruments, Inc.	95,560
2,050	Monolithic Power Systems, Inc.	104,960
1,500	Power Integrations, Inc.	63,255

		263,775

Energy Minerals - 1.8%
1,650	Vermilion Energy, Inc.	53,048
1,575	Western Refining, Inc.	69,489

		122,537

Finance - 22.5%
475	Alexandria Real Estate Equities, Inc.	40,218
1,300	Berkshire Hills Bancorp, Inc.	35,802
4,350	BlackRock Capital Investment Corp.	38,541
3,000	Brixmor Property Group, Inc.	70,440
2,950	Columbia Banking System, Inc.	92,069
2,900	Donegal Group, Inc.	40,774
2,400	East West Bancorp, Inc.	92,208

Quantity	Name of Issuer	Fair Value ($)

1,350	Equity LifeStyle Properties, Inc.	79,070
1,300	Evercore Partners, Inc.	65,312
6,575	Farmland Partners, Inc.	69,038
2,250	Horace Mann Educators Corp.	74,745
5,325	Janus Capital Group, Inc.	72,420
2,300	Kingstone Cos, Inc.	19,941
1,200	Lazard, Ltd.	51,960
1,100	Macquarie Infrastructure Co., LLC	82,126
4,600	Monogram Residential Trust, Inc.	42,826
6,350	Old National Bancorp	88,456
2,075	PacWest Bancorp	88,831
7,075	Physicians Realty Trust	106,762
5,125	Provident Financial Services, Inc.	99,938
5,625	Umpqua Holdings Corp.	91,688
1,525	Validus Holdings, Ltd.	68,732

		1,511,897

Health Services - 3.1%
1,975	Healthcare Services Group, Inc.	66,558
2,325	Healthsouth Corp.	89,210
3,200	Kindred Healthcare, Inc.	50,400

		206,168

Health Technology - 4.1%
1,650	PerkinElmer, Inc.	75,834
1,625	STERIS Corp.	105,576
740	Teleflex, Inc.	91,915

		273,325

Industrial Services - 1.2%
1,725	Waste Connections, Inc.	83,800

Non-Energy Minerals - 1.2%
2,550	Commercial Metals Co.	34,552
1,525	Potlatch Corp.	43,905

		78,457

Process Industries - 6.9%
1,525	A. Schulman, Inc.	49,517
1,100	Avery Dennison Corp.	62,227
2,475	Huntsman Corp.	23,983
800	Ingredion, Inc.	69,848
1,325	Innophos Holdings, Inc.	52,523
1,225	Neenah Paper, Inc.	71,393
3,050	Orion Engineered Carbons SA	44,072
1,450	Scotts Miracle-Gro Co.	88,189

		461,752

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Small Cap Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 7.3%
1,500	Applied Industrial Technologies, Inc.	57,225
725	CLARCOR, Inc.	34,568
650	Graco, Inc.	43,570
1,250	Greenbrier Cos, Inc.	40,138
475	Harris Corp.	34,746
750	Hubbell, Inc.	63,712
1,475	ITT Corp.	49,309
1,350	Lincoln Electric Holdings, Inc.	70,780
975	Orbital ATK, Inc.	70,073
250	Watsco, Inc.	29,619

		493,740

Retail Trade - 6.6%
1,575	Big Lots, Inc.	75,474
575	Casey’s General Stores, Inc.	59,179
1,400	Cato Corp.	47,642
1,200	Dick’s Sporting Goods, Inc.	59,532
3,500	DSW, Inc.	88,585
2,200	Finish Line, Inc.	42,460
1,650	Men’s Wearhouse, Inc.	70,158

		443,030

Technology Services - 4.0%
1,075	Broadridge Financial Solutions, Inc.	59,501
990	DST Systems, Inc.	104,089
2,000	Solera Holdings, Inc.	108,000

		271,590

Quantity	Name of Issuer	Fair Value ($)

Transportation - 3.4%
675	Alaska Air Group, Inc.	53,629
950	Golar LNG, Ltd.	26,485
2,175	Knight Transportation, Inc.	52,200
1,325	Ryder System, Inc.	98,103

		230,417

Utilities - 3.6%
300	Connecticut Water Service, Inc.	10,955
3,600	Covanta Holding Corp.	62,820
1,100	ITC Holdings Corp.	36,674
1,750	Laclede Group, Inc.	95,428
700	New Jersey Resources Corp.	21,021
325	Targa Resources Corp.	16,743

		243,641

Total Common Stocks (cost: $6,976,920)		6,370,258

Investment Companies - 1.0%
2,450	Tortoise Energy Infrastructure Corp.	66,420

(cost: $94,401)

Total Investments in Securities - 95.6% (cost: $7,071,321)		6,436,678
Other Assets and Liabilities, net - 4.4%		292,902

Total Net Assets - 100.0%		$6,729,580

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	6,370,258	—	—	6,370,258
Investment Companies	66,420	—	—	66,420

Total:	6,436,678	—	—	6,436,678

**    For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.9%
Commercial Services - 4.1%
23,100	AMN Healthcare Services, Inc. *	693,231
25,700	Booz Allen Hamilton Holding Corp.	673,597
30,200	Cardtronics, Inc. *	987,540
39,400	On Assignment, Inc. *	1,453,860

		3,808,228

Communications - 1.2%
10,750	SBA Communications Corp. *	1,125,955

Consumer Durables - 5.3%
28,800	Century Communities, Inc. *	571,680
9,800	Polaris Industries, Inc.	1,174,726
12,700	Snap-On, Inc.	1,916,938
20,300	Take-Two Interactive Software, Inc. *	583,219
12,800	Tenneco, Inc. *	573,056

		4,819,619

Consumer Non-Durables - 3.2%
23,180	G-III Apparel Group, Ltd. *	1,429,279
39,100	Iconix Brand Group, Inc. *	528,632
7,600	Skechers U.S.A., Inc. *	1,019,008

		2,976,919

Consumer Services - 4.2%
5,400	Buffalo Wild Wings, Inc. *	1,044,522
11,000	Capella Education Co.	544,720
18,900	Dunkin’ Brands Group, Inc.	926,100
22,400	Lions Gate Entertainment Corp.	824,320
4,500	Vail Resorts, Inc.	471,060

		3,810,722

Electronic Technology - 8.8%
12,200	Ambarella, Inc. *	705,038
10,300	Arista Networks, Inc. *	630,257
62,100	Ciena Corp. *	1,286,712
4,300	F5 Networks, Inc. *	497,940
33,900	Invensense, Inc. *	314,931
31,400	Skyworks Solutions, Inc.	2,644,194
24,600	Synaptics, Inc. *	2,028,516

		8,107,588

Energy Minerals - 1.9%
10,000	Carrizo Oil & Gas, Inc. *	305,400
15,800	Gulfport Energy Corp. *	468,944
21,600	Western Refining, Inc.	952,992

		1,727,336

Finance - 8.0%
8,100	Affiliated Managers Group, Inc. *	1,385,019
28,100	First Republic Bank/CA	1,763,837
13,600	PacWest Bancorp	582,216
43,100	Physicians Realty Trust	650,379

Quantity	Name of Issuer	Fair Value ($)

12,200	Signature Bank/New York NY *	1,678,232
14,750	Stifel Financial Corp. *	620,975
14,000	Validus Holdings, Ltd.	630,980

		7,311,638

Health Services - 8.2%
26,200	Acadia Healthcare Co., Inc. *	1,736,274
20,600	Advisory Board Co. *	938,124
11,000	Amsurg Corp. *	854,810
3,800	Athenahealth, Inc. *	506,730
41,900	Healthcare Services Group, Inc.	1,412,030
9,700	Stericycle, Inc. *	1,351,307
13,000	Team Health Holdings, Inc. *	702,390

		7,501,665

Health Technology - 14.6%
9,100	Alexion Pharmaceuticals, Inc. *	1,423,149
13,400	Align Technology, Inc. *	760,584
43,300	Arbutus Biopharma Corp. *	263,697
86,100	BioCryst Pharmaceuticals, Inc. *	981,540
87,800	BioDelivery Sciences International, Inc. *	488,168
5,400	Bio-Techne Corp.	499,284
74,400	Cardiovascular Systems, Inc. *	1,178,496
16,600	Celgene Corp. *	1,795,622
39,000	Celldex Therapeutics, Inc. *	411,060
3,700	Clovis Oncology, Inc. *	340,252
50,100	Halozyme Therapeutics, Inc. *	672,843
23,800	Isis Pharmaceuticals, Inc. *	961,996
25,100	K2M Group Holdings, Inc. *	466,860
43,800	Novavax, Inc. *	309,666
17,100	PerkinElmer, Inc.	785,916
3,100	Puma Biotechnology, Inc. *	233,616
16,600	Sangamo BioSciences, Inc. *	93,624
17,900	STERIS Corp.	1,162,963
59,300	Tandem Diabetes Care, Inc. *	522,433

		13,351,769

Industrial Services - 3.0%
22,900	EMCOR Group, Inc.	1,013,325
35,100	Waste Connections, Inc.	1,705,158

		2,718,483

Non-Energy Minerals - 0.8%
11,200	Eagle Materials, Inc.	766,304

Process Industries - 1.7%
11,500	CF Industries Holdings, Inc.	516,350
17,500	Scotts Miracle-Gro Co.	1,064,350

		1,580,700

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2015	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 7.0%
12,500	CLARCOR, Inc.	596,000
12,500	Crane Co.	582,625
10,800	Greenbrier Cos, Inc.	346,788
4,100	Hubbell, Inc.- Class B	348,295
9,900	IDEX Corp.	705,870
25,300	ITT Corp.	845,779
8,300	Lincoln Electric Holdings, Inc.	435,169
14,000	Orbital ATK, Inc.	1,006,180
8,700	Proto Labs, Inc. *	582,900
10,600	Wabtec Corp.	933,330

		6,382,936

Retail Trade - 5.4%
8,300	Casey’s General Stores, Inc.	854,236
25,400	Dick’s Sporting Goods, Inc.	1,260,094
37,500	DSW, Inc.	949,125
28,100	Finish Line, Inc.	542,330
8,200	Ulta Salon Cosmetics & Fragrance, Inc. *	1,339,470

		4,945,255

Technology Services - 15.1%
13,100	ANSYS, Inc. *	1,154,634
34,500	Aspen Technology, Inc. *	1,307,895
22,100	comScore, Inc. *	1,019,915
30,100	Dealertrack Technologies, Inc. *	1,901,116
9,300	DST Systems, Inc.	977,802
14,300	Euronet Worldwide, Inc. *	1,059,487
15,450	GoDaddy, Inc. *	389,494
27,000	Manhattan Associates, Inc. *	1,682,100
18,500	Solera Holdings, Inc.	999,000

Quantity	Name of Issuer	Fair Value ($)

29,400	Synchronoss Technologies, Inc. *	964,320
13,500	Ultimate Software Group, Inc. *	2,416,635

		13,872,398

Transportation - 4.1%
19,400	Alaska Air Group, Inc.	1,541,330
40,300	Knight Transportation, Inc.	967,200
16,900	Ryder System, Inc.	1,251,276

		3,759,806

Utilities - 1.3%
18,900	ITC Holdings Corp.	630,126
10,100	Laclede Group, Inc.	550,753

		1,180,879

Total Common Stocks (cost: $67,727,972)		89,748,200

Total Investments in Securities - 97.9% (cost: $67,727,972)		89,748,200
Other Assets and Liabilities, net - 2.1%		1,931,625

Total Net Assets - 100.0%		$91,679,825

*   Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	89,748,200	—	—	89,748,200

Total:	89,748,200	—	—	89,748,200

**    For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.2%
Africa/Middle East - 1.1%
Israel - 1.1%
4,150	Teva Pharmaceutical Industries, Ltd., ADR	234,309

Asia - 21.7%
Australia - 1.3%
4,100	CSL, Ltd.	258,027

China/Hong Kong - 4.4%
35,200	AIA Group, Ltd.	183,066
1,200	Alibaba Group Holding, Ltd., ADR *	70,763
15,732	CK Hutchison Holdings, Ltd.	204,636
6,175	HSBC Holdings, PLC, ADR	233,909
13,900	Tencent Holdings, Ltd.	234,307

		926,681

Japan - 14.6%
16,000	Ajinomoto Co., Inc.	337,408
13,100	Asics Corp.	312,228
22,400	Astellas Pharma, Inc.	289,947
26,900	Daicel Corp.	330,219
18,300	Inpex Corp.	163,616
5,400	Makita Corp.	287,242
9,700	Seven & I Holdings Co., Ltd.	442,642
800	SMC Corp.	175,167
5,700	Sumitomo Mitsui Financial Group, Inc.	216,146
8,700	Suzuki Motor Corp.	267,525
8,600	Terumo Corp.	243,403

		3,065,543

Singapore - 1.4%
2,350	Avago Technologies, Ltd.	293,774

Europe - 67.8%
Belgium - 1.8%
3,500	Anheuser-Busch InBev NV, ADR	372,120

Denmark - 2.6%
15,700	Gn Store Nord A/S	282,046
4,695	Novo Nordisk A/S	253,364

		535,410

France - 10.1%
5,120	BNP Paribas SA	301,437
3,035	Dassault Systemes SA	224,303
12,900	Engie	208,729
825	Eurofins Scientific SE	253,697
2,610	Ingenico	315,385
4,000	Safran SA	300,768
2,700	Schlumberger, Ltd.	186,219
3,100	Schneider Electric SE	173,598
575	Unibail-Rodamco SE	149,032

		2,113,168

Quantity	Name of Issuer	Fair Value ($)

Germany - 6.5%
5,475	GEA Group AG	208,765
1,915	Linde AG	311,045
6,700	Norma Group SE	329,505
425	Rational AG	170,032
3,900	Siemens AG	348,416

		1,367,763

Ireland - 3.4%
775	Allergan, PLC *	210,653
7,550	Medtronic, PLC	505,397

		716,050

Italy - 0.7%
7,200	Azimut Holding SpA	154,509

Netherlands - 6.7%
2,075	ASML Holding NV	182,558
2,800	Galapagos NV *	114,995
21,525	ING Groep NV	304,260
2,750	LyondellBasell Industries NV	229,240
5,850	Mobileye NV *	266,058
19,300	RELX NV	315,305

		1,412,416

Spain - 3.0%
43,800	Iberdrola SA	291,851
10,000	Inditex SA	335,316

		627,167

Switzerland - 9.8%
3,345	Adecco SA	244,973
9,245	Nestle SA	695,277
4,975	Novartis AG	457,262
1,560	Roche Holding AG	414,136
1,000	Zurich Insurance Group AG	245,506

		2,057,154

United Kingdom - 23.2%
14,700	Ashtead Group, PLC	207,881
4,525	ASOS, PLC *	189,663
20,500	Babcock International Group, PLC	283,601
109,700	Barclays, PLC	405,975
5,400	Bellway, PLC	203,467
7,830	British American Tobacco, PLC	432,025
7,450	Burberry Group, PLC	154,428
4,300	Delphi Automotive, PLC	326,972
5,075	Diageo, PLC, ADR	547,034
81,270	DS Smith, PLC	485,493
28,500	Essentra, PLC	339,579
54,015	Just Eat, PLC *	336,063
4,500	Reckitt Benckiser Group, PLC	408,085
4,500	Royal Dutch Shell, PLC, ADR - Class A	213,255

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2015	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

2,700	Royal Dutch Shell, PLC, ADR - Class B	128,195
2,830	Shire, PLC	193,464

		4,855,180

North America - 5.6%
Canada - 4.1%
3,175	Agrium, Inc.	284,162
10,125	BCE, Inc.	414,720
6,000	Suncor Energy, Inc.	160,319

		859,201

United States - 1.5%
4,300	Euronet Worldwide, Inc. *	318,587

Total Common Stocks (cost: $19,781,307)		20,167,059

Investment Companies - 1.0%
7,300	iShares MSCI India ETF	208,561

(cost: $218,794)
Total Investments in Securities - 97.2% (cost: $20,000,101)		20,375,620
Other Assets and Liabilities, net - 2.8%		583,897

Total Net Assets - 100.0%		$20,959,517

*    Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Health Technology	15.1%
Consumer Non-Durables	14.8
Producer Manufacturing	11.9
Finance	11.5
Process Industries	7.8
Electronic Technology	6.6
Commercial Services	5.3
Technology Services	5.3
Retail Trade	4.1
Consumer Durables	3.8
Energy Minerals	3.2
Utilities	2.4
Communications	2.0
Consumer Services	1.5
Industrial Services	0.9
Investment Companies	1.0

97.2
Other Assets and Liabilities, net	2.8

100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks
Australia	—	258,027	—	258,027
Belgium	372,120	—	—	372,120
Canada	859,201	—	—	859,201
China/Hong Kong	304,672	622,009	—	926,681
Denmark	—	535,410	—	535,410
France	186,219	1,926,949	—	2,113,168
Germany	—	1,367,763	—	1,367,763
Ireland	716,050	—	—	716,050
Israel	234,309	—	—	234,309
Italy	—	154,509	—	154,509
Japan	—	3,065,543	—	3,065,543
Netherlands	982,116	430,300	—	1,412,416
Singapore	293,774	—	—	293,774
Spain	—	627,167	—	627,167
Switzerland	—	2,057,154	—	2,057,154
United Kingdom	1,215,456	3,639,724	—	4,855,180
United States	318,587	—	—	318,587
Investment Companies	208,561	—	—	208,561

Total:	5,691,065	14,684,555	—	20,375,620

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2015	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 94.1%
Africa/Middle East - 12.5%
Israel - 2.9%
3,800	NICE Systems, Ltd., ADR	214,054

South Africa - 9.6%
6,410	Bidvest Group, Ltd.	151,279
9,850	MTN Group, Ltd.	126,664
2,530	Naspers, Ltd.	317,078
4,300	Sasol, Ltd., ADR	119,626

		714,647

Asia - 66.2%
China/Hong Kong - 27.4%
17,200	AIA Group, Ltd.	89,453
1,450	Alibaba Group Holding, Ltd., ADR *	85,506
277,000	China Construction Bank Corp.	184,851
14,325	China Life Insurance Co., Ltd., ADR	248,968
36,000	China Mengniu Dairy Co., Ltd.	126,946
3,825	China Mobile, Ltd., ADR	227,588
700	CNOOC, Ltd., ADR	72,156
22,000	ENN Energy Holdings, Ltd.	105,946
20,000	Hengan International Group Co., Ltd.	195,434
1,600	Hong Kong Exchanges & Clearing, Ltd.	36,706
3,900	JD.com, Inc., ADR *	101,634
725	PetroChina Co., Ltd., ADR	50,532
4,250	TAL Education Group, ADR *	136,638
22,300	Tencent Holdings, Ltd.	375,902

		2,038,260

India - 4.7%
28,800	ICICI Bank, Ltd., ADR	241,344
4,900	Tata Motors, Ltd., ADR *	110,260

		351,604

Indonesia - 1.7%
355,000	Astra International Tbk PT	127,157

Japan - 0.4%
1,000	Suzuki Motor Corp.	30,750

Malaysia - 1.0%
5,100	British American Tobacco Malaysia	70,029

Singapore - 2.8%
750	Avago Technologies, Ltd.	93,758
10,000	DBS Group Holdings, Ltd.	114,143

		207,901

South Korea - 14.0%
1,475	CJ CGV Co., Ltd.	131,283
485	E-Mart Co., Ltd.	94,631
4,787	Industrial Bank of Korea	55,133
2,800	Korea Electric Power Corp.	115,441
1,100	POSCO, ADR	38,521

Quantity	Name of Issuer	Fair Value ($)

300	Samsung Electronics Co., Ltd.	287,836
9,100	Shinhan Financial Group Co., Ltd.	318,246

		1,041,091

Taiwan - 6.3%
82,086	Cathay Financial Holding Co., Ltd.	112,429
26,071	Hon Hai Precision Industry Co., Ltd., GDR	143,302
52,482	Taiwan Semiconductor Co.	210,331

		466,062

Thailand - 3.9%
24,100	Advanced Info Service PCL	150,311
31,800	Bangkok Bank PCL	139,682

		289,993

Turkey - 4.0%
5,200	BIM Birlesik Magazalar A/S	92,214
59,400	Kordsa Global Endustriyel Iplik A/S	78,189
15,700	Tav Havalimanlari Holding A/S	123,367

		293,770

Europe - 1.6%
Netherlands - 1.6%
2,625	Mobileye NV *	119,385

Latin America - 13.8%
Brazil - 10.2%
53,700	Ambev SA, ADR	263,130
16,321	Banco Bradesco SA	87,728
4,300	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	53,921
10,250	Embraer SA, ADR	262,195
25,600	Qualicorp SA	94,858

		761,832

Chile - 1.5%
5,950	Banco Santander Chile, ADR	108,414

Mexico - 0.9%
2,600	Grupo Televisa SA, ADR	67,652

Peru - 1.2%
3,400	Southern Copper Corp.	90,850

Total Common Stocks (cost: $6,898,537)		6,993,451

Investment Companies - 2.7%
7,000	iShares MSCI India ETF	199,990

(cost: $205,727)

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Developing Markets Growth Fund (Continued)

Fair Value ($)

Total Investments in Securities - 96.8% (cost: $7,104,264)	7,193,441
Other Assets and Liabilities, net - 3.2%	239,545

Total Net Assets - 100.0%	$7,432,986

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	23.4%
Electronic Technology	12.8
Consumer Services	10.8
Consumer Non-Durables	8.8
Producer Manufacturing	6.8
Communications	6.8
Retail Trade	5.7
Technology Services	5.1
Energy Minerals	3.3
Utilities	3.0
Consumer Durables	1.9
Non-Energy Minerals	1.7
Transportation	1.7
Health Services	1.3
Process Industries	1.0
Investment Companies	2.7

96.8
Other Assets and Liabilities, net	3.2

100.0%

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2015	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks
Brazil	761,832	—	—	761,832
Chile	108,414	—	—	108,414
China/Hong Kong	923,022	1,115,238	—	2,038,260
India	351,604	—	—	351,604
Indonesia	—	127,157	—	127,157
Israel	214,054	—	—	214,054
Japan	—	30,750	—	30,750
Malaysia	—	70,029	—	70,029
Mexico	67,652	—	—	67,652
Netherlands	119,385	—	—	119,385
Peru	90,850	—	—	90,850
Singapore	93,758	114,143	—	207,901
South Africa	119,626	595,021	—	714,647
South Korea	38,521	1,002,570	—	1,041,091
Taiwan	—	466,062	—	466,062
Thailand	—	289,993	—	289,993
Turkey	92,214	201,556	—	293,770
Investment Companies	199,990	—	—	199,990

Total:	3,180,922	4,012,519	—	7,193,441

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occuring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of September 30, 2015 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

At September 30, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015 (Continued)

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Balanced	$3,014,047	($448,565)	$2,565,482	$16,434,775
Dividend Growth	98,817,173	(46,854,504)	51,962,669	996,625,528
Global Dividend Growth	1,704,403	(1,898,467)	(194,064)	23,233,184
Small Cap Dividend Growth	89,338	(723,981)	(634,643)	7,071,321
Small Cap Growth	28,660,368	(6,640,140)	22,020,228	67,727,972
International Growth	2,827,162	(2,451,643)	375,519	20,000,101
Developing Markets Growth	1,343,268	(1,254,091)	89,177	7,104,264

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 19, 2015

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	October 19, 2015